CONVERTIBLE DEBT IN DEFAULT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Convertible notes in default
			June 30, 2020			December 31, 2019
GPB		$1,828			$2,177
GHS	$92			$149
	83			83
	14			14
	103		292	103		349
Auctus	$140			$192
	-			91
	-		140	106		389
Convertible notes (including debt in default)		$2,260			$2,915

	December 31, 2019	December 31, 2018
GPB	$2,177	$2,198
GHS	349	364
Auctus	389	215
Convertible notes in default	$2,915	$2,778